Consolidated Statement of Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss attributable to Marathon Patent Group, Inc.	$ (3,450,335)	$ (6,927,812)
Other comprehensive loss:
Unrealized loss on investment securities, available for sale	(6,250)
Comprehensive loss attributable to Marathon Patent Group, Inc.	$ (3,456,585)	$ (6,927,812)